Debt (Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Notional amount of senior secured notes	$ 250,000,000		$ 200,000,000
Coupon rate	12.50%		12.50%
Maturity date of debt instrument	2015		2015
Proceeds from borrowings	6,757,000	58,212,000	7,101,000	8,037,000	8,874,000
Carrying amount of senior secured notes	251,334,000		199,982,000	199,972,000
Fair value of senior secured notes	260,000,000		206,000,000
Borrowing base			62,500,000
Revolving credit facility			50,000,000	0
Cash payments for interest			26,200,000	16,100,000	3,400,000
2015 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Date of offering	Sep. 24, 2010		Sep. 24, 2010
Notional amount of senior secured notes	150,000,000		150,000,000
Coupon rate	12.50%		12.50%
Maturity date	Oct. 01, 2015		Oct. 01, 2015
Notes sold at a discount as a percentage of face value	99.086%		99.086%
Percentage of principal available for redemption			35.00%
Redemption premium percentage			112.50%
Percentage of coupon, included in redemption price calculation			50.00%
Additional Notes [Member]
Debt Instrument [Line Items]
Date of offering	Jul. 15, 2011		Jul. 15, 2011
Notional amount of senior secured notes	50,000,000		50,000,000
Coupon rate	12.50%		12.50%
Maturity date of debt instrument	2015		2015
Notes sold at a premium as a percentage of face value	102.50%		102.50%
New Notes [Member]
Debt Instrument [Line Items]
Date of offering	Apr. 11, 2013
Notional amount of senior secured notes	50,000,000
Coupon rate	12.50%
Maturity date of debt instrument	2015
Notes sold at a premium as a percentage of face value	103.00%
Proceeds from borrowings	50,300,000
Amended Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date	Jul. 01, 2015		Jul. 01, 2015
Borrowing base	62,500,000		62,500,000
Revolving credit facility	0		50,000,000	0
Percentage over LIBOR			1.00%
Commitment fee, percentage			0.50%
Promissory Note [Member]
Debt Instrument [Line Items]
Maturity date	Sep. 01, 2025		Sep. 01, 2025
Promissory note	2,700,000		2,700,000	2,900,000
Amount of monthly installments of principal and interest	27,000		27,000
Effective interest rate			7.05%	7.05%
Finance Agreement [Member]
Debt Instrument [Line Items]
Maturity date	Apr. 01, 2014
Amount outstanding under agreement	5,500,000
Amount of monthly installments of principal and interest	600,000
Finance Agreement [Member] | Premium Assignment Corporation [Member]
Debt Instrument [Line Items]
Maturity date			Apr. 01, 2013
Amount outstanding under agreement			1,800,000
Amount of monthly installments of principal and interest			$ 600,000
Effective interest rate			2.50%
Finance Agreement [Member] | Imperial Credit Corporation [Member]
Debt Instrument [Line Items]
Effective interest rate				2.95%